                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-6742

                                 MONARCH FUNDS
                              Two Portland Square
                             Portland, Maine 04101
                                 207-879-1900

                                Jack J. Singer
                       Monarch Investment Advisors, LLC
                              950 Coronado Drive
                               Arcadia, CA 91007
                                 626-447-4717

                      Date of fiscal year end: August 31

Date of reporting period: September 1, 2007 - November 30, 2007

Item 1. Schedule of Investments.

MONARCH FUNDS

Schedule of Investments--Daily Assets Treasury Fund

November 30, 2007 (Unaudited)

Face Amount                                Security Description                                Rate Maturity    Value
----------- ---------------------------------------------------------------------------------- ---- -------- -----------
            Repurchase Agreements - 99.8%.....................................................
            Bank of America Securities, dated 11/30/07, to be repurchased at $13,803,508;
$13,800,000 collateralized by various U.S. Treasury Obligations............................... 3.05 12/03/07  13,800,000
            Bear Stearns & Co., Inc., dated 11/30/07, to be repurchased at $11,502,971;
 11,500,000 collateralized by various U.S. Treasury Obligations............................... 3.10 12/03/07  11,500,000
            Deutsche Bank Securities, Inc., dated 11/30/07, to be repurchased at $11,502,971;
 11,500,000 collateralized by various U.S. Treasury Obligations............................... 3.10 12/03/07  11,500,000
            Goldman Sachs & Co., dated 11/30/07, to be repurchased at $11,502,683;
 11,500,000 collateralized by various U.S. Treasury Obligations............................... 2.80 12/03/07  11,500,000
            Merrill Lynch, dated 11/30/07, to be repurchased at $11,502,875; collateralized by
 11,500,000 various U.S. Treasury Obligations................................................. 3.00 12/03/07  11,500,000
                                                                                                             -----------
            Total Repurchase Agreements.......................................................                59,800,000
                                                                                                             -----------
Shares
------
            Money Market Fund - 0.6%..........................................................
    371,000 Dreyfus Treasury Cash Management.................................................. 3.72              371,000
                                                                                                             -----------
            Total Investments at Amortized Cost* - 100.4%.....................................               $60,171,000
            Other Assets and Liabilities, Net - (0.4)%........................................                  (224,451)
                                                                                                             -----------
            NET ASSETS - 100.0%...............................................................               $59,946,549
                                                                                                             ===========

#   Rates shown are annualized yields at time of purchase.

* Cost for federal income tax purposes is the same as for financial statement purposes.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                                  MONARCH FUNDS

Schedule of Investments - Daily Assets Government Obligations Fund

November 30, 2007 (Unaudited)

Face Amount               Security Description                Rate    Maturity    Value
-----------   -------------------------------------------- ---------  -------- -----------
              U.S. Government Security - 96.4%............
              Government Bond # - 73.2%...................
 $16,700,000  Federal Home Loan Bank - Discount Note...... 4.32-4.41% 01/30/08 $16,579,428
                                                                               -----------
              Small Business Administration (+/-) - 23.2%.
   1,021,695  Pool #503553................................      5.38  11/25/21   1,021,695
   1,157,262  Pool #503152................................      5.38  11/25/20   1,157,262
     850,833  Pool #503461................................      5.50  09/25/21     850,833
   1,441,645  Pool #504719................................      5.13  07/25/24   1,441,645
     789,665  Pool #504769................................      5.38  10/25/24     789,665
                                                                               -----------
              Total Small Business Administration.........                       5,261,100
                                                                               -----------
              Total U.S. Government Securities............                      21,840,528
                                                                               -----------
Shares
------
              Money Market Fund - 3.5%....................
     800,000  Dreyfus Treasury Prime Cash Management Fund.      3.57               800,000
                                                                               -----------
              Total Investments at Amortized Cost* - 99.9%                     $22,640,528
              Other Assets and Liabilities, Net - 0.1%....                          15,291
                                                                               -----------
              NET ASSETS - 100.0%.........................                     $22,655,819
                                                                               ===========

#   Rates shown are annualized yields at time of purchase.

* Cost for federal income tax purposes is the same as for financial statement purposes.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MONARCH FUNDS

Schedule of Investments - Daily Assets Government Fund

November 30, 2007 (Unaudited)

Face Amount                              Security Description                              Rate  Maturity     Value
------------ ----------------------------------------------------------------------------- ----  -------- ------------
             U.S. Government Securities - 14.5%...........................................
             Government Bond # - 13.3%....................................................
$ 50,000,000 Federal Home Loan Bank - Discount Note....................................... 4.96%  12/5/07 $ 49,972,758
                                                                                                          ------------
             Small Business Administration (+/-) - 1.2%...................................
     587,648 Pool #502150................................................................. 5.75  02/25/18      590,294
     851,479 Pool #503909................................................................. 5.25  10/25/22      851,248
   1,704,429 Pool #504366................................................................. 5.13  02/25/24    1,701,137
     780,513 Pool #504727................................................................. 5.13  09/25/24      780,513
     522,612 Pool #504765................................................................. 5.38  10/25/09      522,292
                                                                                                          ------------
             Total Small Business Administration..........................................                   4,445,484
                                                                                                          ------------
             Total U.S. Government Securities.............................................                  54,418,242
                                                                                                          ------------
             Repurchase Agreements - 85.6%................................................
             Bank of America Securities, dated 11/30/07, to be repurchased at $34,633,271;
  34,620,000 collateralized by various U.S. Government Agency Obligations................. 4.60  12/03/07   34,620,000
             Bear Stearns & Co. Inc, dated 11/30/07, to be repurchased at $125,048,333;
 125,000,000 collaterized by various U.S. Government Agency Obligations................... 4.64  12/03/07  125,000,000
             Deutsche Bank Securities, Inc., dated 11/30/07, to be repurchased at
 125,000,000 $125,048,229; collaterized by various U.S. Government Agency Obligations..... 4.63  12/03/07  125,000,000
             Merrill Lynch & Co., Inc., dated 11/30/07, to be repurchased at $37,014,245;
  37,000,000 collaterized by various U.S. Government Agency Obligations................... 4.62  12/03/07   37,000,000
                                                                                                          ------------
             Total Repurchase Agreements..................................................                 321,620,000
                                                                                                          ------------
             Total Investments at Amortized Cost* - 100.1%................................                $376,038,242
             Other Assets and Liabilities, Net - (0.1)%                                                       (530,273)
                                                                                                          ------------
             NET ASSETS - 100.0%..........................................................                 375,507,969
                                                                                                          ============

#   Rates shown are annualized yields at time of purchase.

(+/-)Certain securities are deemed to have a maturity remaining until the next adjustment of the interest rate, or the longer of the demand period or time to next readjustment. The interest rates shown reflect the rate in effect on November 30, 2007.

* Cost for federal income tax purposes is the same as for financial statement purposes.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITIED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                                  MONARCH FUNDS

Schedule of Investments - Daily Assets Cash Fund

November 30, 2007 (Unaudited)

Face Amount                               Security Description                               Rate  Maturity     Value
------------ ------------------------------------------------------------------------------- ----  -------- ------------
             Certificates of Deposit # - 1.9%
$ 13,000,000 Royal Bank of Scotland NY                                                       4.96% 02/25/08 $ 13,000,309
                                                                                                            ------------
             Commercial Paper # - 17.5%
   5,000,000 Bank Of America Corp.                                                           4.88  01/18/08    4,967,867
  25,000,000 Bank Of America Corp.                                                           5.57  12/06/07   24,980,938
  15,000,000 Calyon North America, Inc.                                                      4.84  01/22/08   14,896,000
  25,000,000 International Lease Finance Corp.                                               4.79  01/09/08   24,871,083
   5,000,000 Societe Generale North America                                                  4.93  01/23/08    4,964,151
  22,494,000 Societe Generale North America                                                  5.17  12/27/07   22,410,985
  25,000,000 UBS Finance Delaware, LLC                                                       4.92  01/22/08   24,824,500
                                                                                                            ------------
             Total Commercial Paper                                                                          121,915,524
                                                                                                            ------------
             Corporate Notes (+/-) - 35.9%
  25,000,000 AllState Life Global Funding II^                                                5.32  04/14/08   25,009,894
  15,000,000 American Express Credit Corp.                                                   4.66  01/15/08   15,000,720
   6,000,000 American Express Credit Corp.                                                   4.70  04/18/08    5,998,206
  24,750,000 ASIF Global Financing XXI^                                                      6.05  03/14/08   24,776,758
   8,000,000 CIT Group, Inc.                                                                 5.05  02/21/08    7,999,457
  25,000,000 Comerica Bank                                                                   5.48  10/02/08   25,000,000
   5,000,000 Comerica Bank                                                                   5.42  10/22/08    5,002,098
  20,000,000 Deutsche Bank of New York                                                       5.60  06/19/08   20,004,142
  25,000,000 General Electric Capital Corp.                                                  5.29  01/03/08   25,002,224
  30,000,000 Goldman Sachs Group, Inc.                                                       4.75  11/14/08   29,878,315
  25,000,000 JPMorgan Chase & Co.                                                            5.15  01/25/08   25,003,636
   6,050,000 Lehman Brothers Holdings, Inc.                                                  5.09  05/29/08    6,051,437
   8,085,000 Morgan Stanley                                                                  5.77  03/07/08    8,086,677
  12,000,000 Royal Bank of Scotland Plc^                                                     5.26  04/11/08   12,001,823
  15,000,000 Wells Fargo & Co.                                                               4.71  03/10/08   15,001,125
                                                                                                            ------------
             Total Corporate Notes                                                                           249,816,512
                                                                                                            ------------
             Repurchase Agreements - 44.9%
             Bank of America Securities, dated 11/30/07, to be repurchased at $32,362,401;
  32,350,000 collateralized by various U.S. Government Agency Obligations                    4.60  12/03/07   32,350,000
             Bear Stearns Co., Inc., dated 11/30/07, to be repurchased at $125,048,333;
 125,000,000 collateralized by various U.S. Government Agency Obligations                    4.64  12/03/07  125,000,000
             Deutsche Bank Securities, Inc., dated 11/30/07, to be repurchased at
 125,000,000 $125,048,229; collateralized by various U.S. Government Agency Obligations      4.63  12/03/07  125,000,000
             Merrill Lynch, dated 11/30/07, to be repurchased at $30,011,550; collateralized
  30,000,000 by various U.S. Government Agency Obligations                                   4.62  12/03/07   30,000,000
                                                                                                            ------------
             Total Repurchase Agreements                                                                     312,350,000
                                                                                                            ------------
             Total Investments at Amortized Cost* - 100.2%                                                  $697,082,345
             Other Assets and Liabilities, Net - (0.2)%                                                       (1,052,228)
                                                                                                            ------------
             NET ASSETS - 100.0%                                                                            $696,030,117
                                                                                                            ============

#   Rates shown are annualized yields at time of purchase.

(+/-)Certain securities are deemed to have a maturity remaining until the next adjustment of the interest rate, or the longer of the demand period or time to next readjustment. The interest rates shown reflect the rate in effect on November 30, 2007.

^ Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $61,788,475 or 8.9% of net assets.

* Cost for federal income tax purposes is the same as for financial statement purposes.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MONARCH FUNDS

By:   /s/ Anthony R. Fischer
      -----------------------------------------------
      Anthony R. Fischer, Principal Executive Officer

Date: 1/23/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Anthony R. Fischer
      -----------------------------------------------
      Anthony R. Fischer, Principal Executive Officer

Date: 1/23/08


By:   /s/ Jack J. Singer
      --------------------------
      Jack J. Singer, Principal
      Financial Officer

Date: 1/23/08